EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning Balance	$ 52,890	$ 50,111
Drilling And Exploration	380	1,579
Assessments And Taxes	197	1,213
Transfer to other assets	(2,215)
Transfer to mining properties	(35,005)
Disposition of Ana Maria and El Laberinto claims	(556)
Disposition of Olympic claims		(1)
Effect of movements in exchange rates	8	(12)
Ending Balance		15,699
Avino, Mexico City [Member]
Beginning Balance		15,698
Drilling And Exploration	70	130
Assessments And Taxes	185	195
Transfer to other assets	0
Transfer to mining properties	0
Disposition of Ana Maria and El Laberinto claims	(556)
Disposition of Olympic claims		0
Effect of movements in exchange rates	8	(31)
Ending Balance	15,699	15,992
British Columbia & Yukon, Canada [Member]
Beginning Balance		1
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Disposition of Olympic claims		(1)
Effect of movements in exchange rates	0	0
Ending Balance	0	0
La Preciosa, Mexico [Member]
Beginning Balance		34,412
Drilling And Exploration	310	1,449
Assessments And Taxes	12	1,018
Transfer to other assets	(2,215)
Transfer to mining properties	(35,005)
Disposition of Ana Maria and El Laberinto claims	0
Disposition of Olympic claims		0
Effect of movements in exchange rates	0	19
Ending Balance	$ 0	$ 36,898